Related Party Transactions - Schedule of Related Parties Transactions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Purchases
Leasing - Office space leasing	$ 140,371	$ 172,275
Leasing
Total	95,995	94,981
Insite MY International Inc [Member]
Purchases
Leasing - Office space leasing	$ 44,376	$ 77,294